Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
A.    FAIR VALUE OF DERIVATIVE INSTRUMENTS

Derivative financial instruments are presented as other assets or other payables. For asset derivatives and liability derivatives, the fair value of the Company’s outstanding derivative instruments as of December 31, 2014 and December 31, 2013 is summarized below:

	Asset Derivatives (*)		Liability Derivatives (**)
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Derivatives designated as hedging instruments
Foreign exchange contracts	12,528	3,589	39,813	3,924
Cross-currency interest rate swaps	12,730	58,154	4,529	—
	$25,258	$61,743	$44,342	$3,924
Derivatives not designated as hedging instruments
Foreign exchange contracts	1,030	1,411	500	842
	$1,030	$1,411	$500	$842

(*)    Presented as part of other receivables and long-term other receivables.
(**)    Presented as part of other payables and long-term other payables.

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]
B.    EFFECT ON CASH FLOW HEDGING

The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2014 and December 31, 2013 is summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Gain (loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Ineffective Portion of Gain (loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income (**)
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Derivatives designated as hedging instruments:
Foreign exchange contracts	$(28,845)	$13,491	$(5,081)	$30,591	$1,039	$(688)
Derivatives not designated as hedging instruments:
Foreign exchange Contracts and other derivatives instruments	$—	$—	$—	$—	$(13,314)	$—

(*)    Presented as part of revenues/cost of revenue.
(**)    Presented as part of financial income (expenses), net

Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
The notional amounts of outstanding foreign exchange forward contracts at December 31, 2014 and December 31, 2013, is summarized below:

	Forward contracts
	Buy		Sell
	December 31,		December 31,
	2014	2013	2014	2013
Euro	$53,154	$60,076	$157,077	$142,451
GBP	7,398	22,432	23,614	19,545
NIS	629,912	20,400	—	—
Other	19,794	32,087	22,832	4,682
	$710,258	$134,995	$203,523	$166,678